Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Amortization method	Straight line method
Revenue for lease payments	$ 38,000
Total advertising costs	885,000
Impairment charge to cost of lease revenue	$ 527,000
Life of Assets	10 years
Revenue Recognition	Through a 90 day same as cash option or through payments of all required lease payments generally 52 weeks, for ownership.
Flexible options to obtain ownership description	Customers have the option to cancel the agreement in accordance with lease terms and return the merchandise. Accordingly, customer agreements are accounted for as operating leases with lease revenues recognized in the month they are due on the accrual basis of accounting. Merchandise sales revenue is recognized when the customer exercises the purchase option and pays the purchase price. Revenue from processing fees earned upon exercise by the customer of the 90 day purchase option is recorded upon recognition of the related merchandise sales.